CONSOLIDATED FINANCIAL STATEMENTS - Acquisition of subsidiary (Details) T in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Nov. 30, 2020 BRL (R$) T	Dec. 31, 2018 BRL (R$)
Book Value
Cash and cash equivalents, Book Value	R$ 4,160,654	R$ 4,617,204	R$ 2,641,652		R$ 2,890,144
Trade accounts receivable - net, Book Value	5,414,075	3,737,270
Inventories, Book Value	16,861,488	9,169,417
Other current assets, Book Value	679,193	591,523
Property, plant and equipment, Book Value	18,741,786	17,252,915	15,901,493
Current liabilities, Book Value	(14,036,814)	(11,482,143)
Non-current liabilities, Book Value	(16,962,150)	(20,555,656)
Non-controlling interest, Book Value	(211,367)	(224,939)
TOTAL ASSETS	73,814,613	63,123,009	54,002,970
Fair value upon acquisition
Total consideration paid		475,961
Less: Cash and cash equivalents of acquired subsidiary		(33,419)
Total	R$ 0	442,542	R$ 0
Siderurgica Latino-Americana SA ("SILAT")
Acquisition Adjustments
Property, plant and equipment, Acquisition Adjustments				R$ 253,216
Non-current liabilities, Acquisition Adjustments				(86,093)
Non-controlling Interest, Acquisition Adjustments				(6,100)
Assets (Liabilities), Acquisition Adjustments				161,023
Negative Goodwill, Acquisition Adjustments				(2,481)
Net assets, Acquisition Adjustments				158,542
Book Value
Cash and cash equivalents, Book Value				33,419
Trade accounts receivable - net, Book Value				13,190
Inventories, Book Value				24,160
Other current assets, Book Value				11,091
Property, plant and equipment, Book Value				233,541
Other non-current assets, Book Value				34,410
Current liabilities, Book Value				(26,638)
Non-current liabilities, Book Value				(359)
Non-controlling interest, Book Value				(5,395)
TOTAL ASSETS				317,419
Net assets, Book Value				317,419
Fair value upon acquisition
Cash and cash equivalents, Fair value upon acquisition				33,419
Trade accounts receivable - net, Fair value upon acquisition				13,190
Inventories, Fair value upon acquisition				24,160
Other current assets, Fair value upon acquisition				11,091
Property, plant and equipment, Fair value upon acquisition				486,757
Other non-current assets, Fair value upon acquisition				34,410
Current liabilities, Fair value upon acquisition				(26,638)
Non-controlling interest, Fair value upon acquisition				(11,495)
Non-current liabilities, Fair value upon acquisition				(86,452)
Assets (Liabilities), Fair value upon acquisition				478,442
Negative Goodwill, Fair value upon acquisition		2,481		2,481
Net assets		R$ 475,961		R$ 475,961
Gerdau Acos Longos S.A. | Siderurgica Latino-Americana SA ("SILAT")
Acquisition of subsidiary
Percentage of equity interest acquired (as a percent)				96.35%
Fair value upon acquisition
Net assets				R$ 475,961
Gerdau Acos Longos S.A. | Siderurgica Latino-Americana SA ("SILAT") | Long steel rolled
Acquisition of subsidiary
Production capacity (in tons) | T				600